Share capital (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended				For the nine months ended
$ millions, except number of shares		2025 Jul. 31	2024 Jul. 31			2025 Jul. 31	2024 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	934,230,189	$16,929	943,002,419	$16,813	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	786,626	46	204,180	12	2,191,152	132	897,057	49
Shareholder investment plan (1)	–	–	651,277	45	629	–	10,462,890	652
Employee share purchase plan (2)	–	–	688,578	46	–	–	2,146,385	136
	935,016,815	$16,975	944,546,454	$16,916	944,486,379	$17,143	944,605,273	$16,919
Purchase of common shares for cancellation	(5,500,000)	(100)	–	–	(15,000,000)	(272)	–	–
Treasury shares	(66,124)	(8)	43,463	3	(35,688)	(4)	(15,356)	–
Balance at end of period	929,450,691	$16,867	944,589,917	$16,919	929,450,691	$16,867	944,589,917	$16,919
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

(2)
Commencing October 11, 2024, employee contributions to our Canadian employee share purchase plan were used to acquire common shares in the open market. Previously, these shares were issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2025 Jul. 31	2024 Oct. 31
Common Equity Tier 1 (CET1) capital		$46,616	$44,516
Tier 1 capital	A	53,303	49,481
Total capital		61,338	56,809
Total risk-weighted assets (RWA)	B	347,712	333,502
CET1 ratio		13.4%	13.3%
Tier 1 capital ratio		15.3%	14.8%
Total capital ratio		17.6%	17.0%
Leverage ratio exposure	C	$1,244,201	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$114,311	$101,062
TLAC ratio	D/B	32.9%	30.3%
TLAC leverage ratio	D/C	9.2%	8.7%